INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Beginning Balance	$ 948	$ 997	$ 1,440
Reductions for tax positions of prior periods	(390)	(49)	(443)
Additions for tax positions of current period	0	0	0
Ending Balance	$ 558	$ 948	$ 997